Business - Additional Information (Q3) (Details) - Country	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Product Information [Line Items]
Number of countries company operates	31	31
Number of countries where product is found (more than)		100
Sales Revenue Outside United States | Customer Concentration Risk
Product Information [Line Items]
Revenues from customers outside the U.S. (as a percent)	66.00%
Minimum
Product Information [Line Items]
Number of countries where product is found (more than)	100